Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable [Abstract]
Schedule of taxes payable
	December 31, 2022	December 31, 2021
	US$	US$
VAT payable	380,926	488,443
Income tax payable	690,824	1,521,767
Other tax payable	59,526	72,042
Total	1,131,276	2,082,252